Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of financial information of geographical segments

For the year ended December 31, 2022:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Capital equipment	986	218	800	2,004
Recurring - non-capital	504	3,177	996	4,677
	1,490	3,395	1,796	6,681

For the year ended December 31, 2021:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Capital equipment	1,724	—	1,426	3,150
Recurring - non-capital	353	2,090	1,280	3,723
	2,077	2,090	2,706	6,873

Other financial information by segment as at December 31, 2022:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	57,694	3,010	1,288	56	2,373	64,421
Intangible assets	680	—	—	—	—	680
Property and equipment	212	687	—	—	—	899
Right-of-use assets	818	—	—	—	—	818
Amortization of intangible assets	704	—	—	—	—	704
Depreciation of property and equipment	59	613	—	—	—	672
Depreciation of right-of-use assets	219	—	—	9	—	228

Other financial information by segment as at December 31, 2021:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	81,529	2,068	1,445	81	1,652	86,775
Goodwill and intangible assets	4,124	—	—	—	—	4,124
Property and equipment	490	298	—	—	—	788
Right-of-use assets	1,106	—	—	10	—	1,116
Amortization of intangible assets	1,029	—	—	—	—	1,029
Depreciation of property and equipment	408	110	—	—	—	518
Depreciation of right-of-use assets	234	—	—	8	90	332